Convertible Note (Details) - Schedule of Equity Component of the Convertible Notes - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Amount allocated to conversion option [Member]
Schedule of Equity Component of the Convertible Notes [Line Items]
Convertible Note 2021	$ 1,092,460	$ 1,092,460
Convertible Note 2022	683,393	683,393
Convertible Notes – equity portion	1,775,853	1,775,853
Issuance cost [Member]
Schedule of Equity Component of the Convertible Notes [Line Items]
Convertible Note 2021	(182,255)	(182,255)
Convertible Note 2022	(120,611)	(120,611)
Convertible Notes – equity portion	(302,866)	(302,866)
Equity component,net [Member]
Schedule of Equity Component of the Convertible Notes [Line Items]
Convertible Note 2021	910,205	910,205
Convertible Note 2022	562,782	562,782
Convertible Notes – equity portion	$ 1,472,987	$ 1,472,987